Securities and Exchange Commission
Washington, DC 20549
Rule 23c-2 Notice of Intention to
Redeem Securities

of

Tortoise Power and Energy Infrastructure Fund, Inc.
11550 Ash Street
Leawood, KS  66211

under the

Investment Company Act of 1940

Securities Act File No. 333-145105
Investment Company Act File No. 811-22106

(1)	Title of the class of securities of Tortoise Power and Energy Infrastructure Fund, Inc. (the “Company”) to be redeemed:

Floating Rate Senior Notes, Series A (CUSIP 89147X A*5) (the “Series A Notes”).

(2)	Date on which the securities are to be called or redeemed:

The Series A Notes will be redeemed on December 18, 2012.

(3)	Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The Series A Notes are to be redeemed pursuant to Section 8.2 of the Master Note Purchase Agreement between the Company and lender dated November 6, 2009.

(4)	The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

The Company intends to redeem all of the outstanding Series A Notes, representing an aggregate principal amount of $20,000,000.

SIGNATURE

Pursuant to the requirement of Rule 23c-2 under the Investment Company Act of 1940, the Company has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 16th day of November, 2012.

Tortoise Power and Energy Infrastructure Fund, Inc.

By:	/s/ P. Bradley Adams
Name:	P. Bradley Adams
Title:	Chief Financial Officer